INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2021	18	15	13	13	2	61	417
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(12)	(1)	—	—	(14)	—
Transfer	—	17	—	(15)	2	4	—
Effect of changes in foreign exchange rates	1	1	1	—	—	3	34
Net balance at December 31, 2021	18	21	13	2	4	58	451

Cost	86	91	40	3	4	224	451
Less accumulated depreciation and impairment	(68)	(70)	(27)	(1)	—	(166)	—
Net balance at December 31, 2021	18	21	13	2	4	58	451

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2020	21	19	14	14	2	70	455
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(8)	(1)	—	—	(10)	—
Impairment	—	(1)	—	—	—	(1)	—
Transfer	—	4	—	(4)	—	—	—
Effect of changes in foreign exchange rates	(2)	1	—	(1)	—	(2)	(38)
Net balance at December 31, 2020	18	15	13	13	2	61	417

Cost	79	76	37	14	2	208	417
Less accumulated depreciation and impairment	(61)	(61)	(24)	(1)	—	(147)	—
Net balance at December 31, 2020	18	15	13	13	2	61	417